Operating segments - Segment EBITDA (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 25, 2020
Segment EBITDA
External revenue	₽ 18,085,164	₽ 15,968,033	₽ 8,282,107
External expenses	(8,825,070)	(7,307,693)	(4,169,582)
Segment EBITDA	9,260,094	8,660,340	₽ 4,112,525
Zarplata
Operating segments
Percentage of ownership interest acquired			100.00%	100.00%
Operating segments.
Segment EBITDA
External revenue	18,085,164	15,968,033	₽ 8,282,107
Inter-segment revenue	165,850	81,982	13,568
External expenses	(8,680,695)	(6,989,404)	(3,897,170)
Inter-segment expenses	(163,154)	(81,102)	(11,052)
Segment EBITDA	9,407,165	8,979,509	4,387,453
Operating segments. | Russia.
Segment EBITDA
External revenue	16,046,546	13,891,375	7,724,264
Inter-segment revenue	34,429	21,670	3,981
External expenses	(7,082,568)	(5,547,518)	(3,726,803)
Inter-segment expenses	(128,392)	(59,878)	(10,513)
Segment EBITDA	8,870,015	8,305,649	3,990,929
Operating segments. | Other segments
Segment EBITDA
External revenue	2,038,618	2,076,658	557,843
Inter-segment revenue	131,421	60,312	9,587
External expenses	(1,598,127)	(1,441,886)	(170,367)
Inter-segment expenses	(34,762)	(21,224)	(539)
Segment EBITDA	537,150	673,860	396,524
Unallocated
Segment EBITDA
External expenses	(144,375)	(318,289)	(272,412)
Segment EBITDA	(144,375)	(318,289)	(272,412)
Eliminations
Segment EBITDA
Inter-segment revenue	(165,850)	(81,982)	(13,568)
Inter-segment expenses	163,154	81,102	11,052
Segment EBITDA	₽ (2,696)	₽ (880)	₽ (2,516)